INCOME TAXES (Details Narrative)	11 Months Ended
Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Corporate statutory rate	23.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 534,091
Operating loss carryforward period	The federal net operating losses will carryforward indefinitely
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 943,365
Operating loss carryforward period	the foreign net operating losses will expire in 2041
CANADA
Operating Loss Carryforwards [Line Items]
Corporate statutory rate	23.00%